Income Taxes (Schedule of Current and Deferred Income Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal		$ (275)	$ (948)	$ (584)
State		(1,433)	(214)	(457)
Foreign		179	178	97
Total current		(1,529)	(984)	(944)
Deferred:
Federal		(28,161)	4,306	8,037
State		(3,992)	361	644
Foreign		(14)	(15)	(30)
Total deferred		(32,167)	4,652	8,651
Provision (benefit) for income taxes	[1]	$ (33,696)	$ 3,668	$ 7,707

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method